United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended, Sept. 30, 2010
Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
                                [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  		Norman Fields, Gottscho Capital Management, LLC
Address: 		444 Madison Avenue Ste 300
                 	New York, NY 10022

13F File Number: 028-11600

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:

Name:  	Rozanne Collura
Title:      Senior Vice President
Phone: 	212-830-8917

Signature, Place, and Date of Signing:

Rozanne Collura
Date: October 7, 2010

Report Type (Check only one):
[   X  ]         13F HOLDINGS REPORTS
[        ]         13F NOTICE
[        ]         13F COMBINATION REPORT
List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:    79

Form 13F Information Table Value Total:   112206        (times 1,000)
List of Other Included Managers:
No. 13F File Number   Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      208     2400 SH       SOLE                                       2400
ASA Limited                    COM              g3156p103     1560    51495 SH       SOLE                                      51495
Abb Ltd Sponsored ADR          COM              000375204      534    25287 SH       SOLE                                      25287
Abbott Laboratories            COM              002824100      761    14564 SH       SOLE                                      14564
Amedisys Inc.                  COM              023436108      737    30955 SH       SOLE                                      30955
American Express Co            COM              025816109      355     8439 SH       SOLE                                       8439
Annaly Capital Mmgt Inc        COM              035710409     1611    91510 SH       SOLE                                      91510
Apple Computer Inc             COM              037833100      329     1160 SH       SOLE                                       1160
Atlas Energy Inc               COM              049298102     1018    35559 SH       SOLE                                      35559
BJ'S Wholesale Club Inc        COM              05548J106      220     5300 SH       SOLE                                       5300
Bank Of New York Mellon        COM              064058100      629    24055 SH       SOLE                                      24055
Berkshire Hathaway B           COM              084670702     5548    67105 SH       SOLE                                      67105
Boeing Co                      COM              097023105     3020    45388 SH       SOLE                                      45388
Bunge Ltd                      COM              g16962105     1530    25860 SH       SOLE                                      25860
Carnival Corp Common           COM              143658300      665    17397 SH       SOLE                                      17397
Check Point Software Tech      COM              m22465104     1665    45080 SH       SOLE                                      45080
Chevron Corporation            COM              166764100     1182    14580 SH       SOLE                                      14580
Children's Place               COM              168905107      585    12000 SH       SOLE                                      12000
Chimera Investment Corp        COM              16934q109     1216   307910 SH       SOLE                                     307910
Citigroup Inc                  COM              172967101     2363   605775 SH       SOLE                                     605775
Coca Cola Co                   COM              191216100      281     4800 SH       SOLE                                       4800
Cogent Inc                     COM              19239y108      420    39500 SH       SOLE                                      39500
Costco Wholesale Corp          COM              22160k105     5089    78910 SH       SOLE                                      78910
Del Monte Foods Co             COM              24522p103      650    49550 SH       SOLE                                      49550
EMC Corp                       COM              268648102     2539   124990 SH       SOLE                                     124990
Energy Transfer Part LP        COM              29273r109      800    16575 SH       SOLE                                      16575
Enterprise Prod Ptnr LP        COM              293792107     3712    93577 SH       SOLE                                      93577
Exxon Mobil Corp               COM              30231g102      376     6080 SH       SOLE                                       6080
Firstenergy Corp               COM              337932107      313     8131 SH       SOLE                                       8131
Ford Motor Co                  COM              345370860      172    14040 SH       SOLE                                      14040
Forest Laboratories            COM              345838106      992    32070 SH       SOLE                                      32070
General Electric Co            COM              369604103      376    23149 SH       SOLE                                      23149
Google Inc Cl A                COM              38259p508     1690     3215 SH       SOLE                                       3215
Headwaters Inc                 COM              42210p102      859   238720 SH       SOLE                                     238720
Hercules Technology Gr         COM              427096508     2192   216819 SH       SOLE                                     216819
Hershey Company                COM              427866108     1547    32500 SH       SOLE                                      32500
Hess Corporation               COM              42809h107     1334    22565 SH       SOLE                                      22565
ITT Corp                       COM              450912100     1906    40691 SH       SOLE                                      40691
Int'l Business Machines        COM              459200101      291     2168 SH       SOLE                                       2168
Int'l Rectifier Corp           COM              460254105      782    37090 SH       SOLE                                      37090
Ista Pharmaceuticals Inc       COM              45031x204     1299   316850 SH       SOLE                                     316850
Johnson & Johnson              COM              478160104     2061    33261 SH       SOLE                                      33261
Johnson Controls Inc           COM              478366107     1459    47850 SH       SOLE                                      47850
KKR Financial Hold             COM              48248a306      538    61300 SH       SOLE                                      61300
Kirby Corporation              COM              497266106      401    10000 SH       SOLE                                      10000
Kraft Foods Inc Cl A           COM              50075n104     3401   110195 SH       SOLE                                     110195
L-1 Identity Solutions         COM              50212a106     1924   164045 SH       SOLE                                     164045
Leucadia National Corp         COM              527288104     2456   103988 SH       SOLE                                     103988
Lockheed Martin Corp           COM              539830109      313     4388 SH       SOLE                                       4388
Mantech Int'l Corp             COM              564563104     2067    52185 SH       SOLE                                      52185
MarkWest Energy Partners LP    COM              570759100     1897    52810 SH       SOLE                                      52810
Market Vectors ETF TR          COM              57060u100     8666   154949 SH       SOLE                                     154949
Mastercard Inc                 COM              57636q104      495     2210 SH       SOLE                                       2210
Mela Sciences Inc              COM              55277r100      959   147125 SH       SOLE                                     147125
Millicom Int'l Cellular        COM              l6388f110      656     6840 SH       SOLE                                       6840
Mosaic Co                      COM              61945a107     4865    82793 SH       SOLE                                      82793
Mylan Laboratories Inc         COM              628530107     3232   171837 SH       SOLE                                     171837
Novo Nordisk A/S ADR           COM              670100205     2452    24910 SH       SOLE                                      24910
PDL Biopharma Inc              COM              69329y104      414    78740 SH       SOLE                                      78740
Penn Virginia GP               COM              70788p105      860    37605 SH       SOLE                                      37605
Pepsico Inc                    COM              713448108     2268    34141 SH       SOLE                                      34141
Pfizer Inc                     COM              717081103      266    15467 SH       SOLE                                      15467
Princeton Review Inc           COM              742352107      177    86950 SH       SOLE                                      86950
Rait Financial Trust           COM              749227104      476   288250 SH       SOLE                                     288250
Raytheon Co                    COM              755111507     2528    55297 SH       SOLE                                      55297
Resource America Inc           COM              761195205      501    88270 SH       SOLE                                      88270
Resource Cap Corp              COM              76120w302      882   138850 SH       SOLE                                     138850
Royal Dutch Shell Plc ADR      COM              780259206      572     9481 SH       SOLE                                       9481
SBA Communications Corp        COM              78388j106      488    12100 SH       SOLE                                      12100
Smucker J M Company            COM              832696405     2248    37137 SH       SOLE                                      37137
Sourcefire Inc                 COM              83616t108     1792    62145 SH       SOLE                                      62145
Southern Co                    COM              842587107      367     9858 SH       SOLE                                       9858
Starbucks Corp                 COM              855244109      244     9542 SH       SOLE                                       9542
Terra Nova Royalty Corp        COM              88102d103      651    87232 SH       SOLE                                      87232
Teva Pharmaceutical Industries COM              881624209     1691    32050 SH       SOLE                                      32050
United Technologies            COM              913017109      228     3200 SH       SOLE                                       3200
Viasat Inc                     COM              92552v100     1746    42465 SH       SOLE                                      42465
Weatherford Int'l Inc          COM              h27013103     1208    70665 SH       SOLE                                      70665
Ishares Barclays Tr Inf                         464287176     1403    12865 SH       SOLE                                      12865